General and Administrative Expenses (Details) - USD ($) $ in Thousands			12 Months Ended
	May 31, 2025	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
General and Administrative Expenses [Line Items]
Contractual Loan Interest Rate	8.00%	8.00%
Outstanding loan balance		$ 1,626	$ (308)
Discontinued operations [member]
General and Administrative Expenses [Line Items]
Outstanding loan balance				$ 1,318